Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Total	$ 411,389	$ 311,396
Weibo
Non-controlling interests
Total	394,303	299,824
Others
Non-controlling interests
Total	$ 17,086	$ 11,572